Income taxes (Tables)	12 Months Ended
Oct. 31, 2024
Notes to Financial Statements [Abstract]
Disclosure of detailed information about effective income tax expense (recovery) [Table Text Block]
	2024	2023	2022
Loss before income taxes	$(3,062,798)	$(2,691,670)	$(2,287,095)
Statutory tax rate	26.5%	26.5%	26.5%
Expected income tax recovery	$(811,641)	$(713,293)	$(606,080)
Accretion expense and loss (gain) on convertible debentures and derivative liabilities	224,771	283,688	269,531
Stock-based compensation	1,727	57,761	10,992
Non-deductible (non-taxable) expenses and financing costs	239,387	(13,660)	(3,780)
Effect of changes in exchange rates	30,403	74,714	940,577
Change in deferred tax assets not recognized	315,353	310,790	(611,240)
	$-	$-	$-

Disclosure of deferred taxes [Table Text Block]
	2024	2023	2022
Non-capital losses	$9,163,035	$8,833,940	$8,485,255
Capital losses	159,162	159,671	162,275
Property, equipment, patents and deferred costs	1,591,255	1,605,743	1,639,306
	$10,913,452	$10,599,354	$10,286,836
Deferred tax asset not recognized	(10,913,452)	(10,599,354)	(10,286,836)
	$-	$-	$-

Disclosure of unused tax losses [Table Text Block]
	Canada	United States	Total
2026	$1,726,462	$-	$1,726,462
2027	1,451,819	-	1,451,819
2028	-	-	-
2029	1,487,922	143,721	1,631,643
2030	2,007,595	1,880,897	3,888,492
2031	1,209,514	18,526	1,228,040
2032	1,340,456	325,793	1,666,249
2033	1,624,764	157,463	1,782,227
2034	2,350,482	679,089	3,029,571
2035	2,656,250	570,901	3,227,151
2036	3,117,259	441,019	3,558,278
2037	2,495,456	232,714	2,728,170
2038	1,687,021	317	1,687,338
2039	1,509,112	-	1,509,112
2040	508,349	-	508,349
2041	880,801	-	880,801
2042	1,250,158	-	1,250,158
2043	1,484,853	-	1,484,853
2044	1,338,776	-	1,338,776
	$30,127,050	$4,450,440	$34,577,490